CONSOLIDATING FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2017
CONSOLIDATING FINANCIAL STATEMENTS
Schedule of consolidating balance sheet

Consolidating balance sheet as at December 31, 2017

	Guarantors
	Kinross Gold Corp.	Guarantor Subsidiaries	Guarantor Adjustments	Total Guarantors	Non- guarantors	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$267.6	$122.7	$—	$390.3	$635.5	$—	$1,025.8
Restricted cash	—	5.6	—	5.6	6.5	—	12.1
Accounts receivable and other assets	10.4	26.6	—	37.0	54.3	—	91.3
Intercompany receivables	518.6	1,297.9	(245.7)	1,570.8	4,256.8	(5,827.6)	—
Current income tax recoverable	—	17.1	—	17.1	26.8	—	43.9
Inventories	2.1	560.6	—	562.7	531.6	—	1,094.3
Unrealized fair value of derivative assets	23.0	(10.7)	—	12.3	4.7	—	17.0

	821.7	2,019.8	(245.7)	2,595.8	5,516.2	(5,827.6)	2,284.4

Non-current assets
Property, plant and equipment	27.6	2,478.9	—	2,506.5	2,380.7	—	4,887.2
Goodwill	—	158.8	—	158.8	3.9	—	162.7
Long-term investments	180.8	—	—	180.8	7.2	—	188.0
Investments in associate and joint ventures	—	5.5	—	5.5	18.2	—	23.7
Intercompany investments	3,535.2	3,269.1	(6,202.6)	601.7	14,693.0	(15,294.7)	—
Unrealized fair value of derivative assets	14.8	(12.3)	—	2.5	1.4	—	3.9
Other long-term assets	11.7	133.2	—	144.9	429.1	—	574.0
Long-term intercompany receivables	3,206.4	2,414.3	(1,819.9)	3,800.8	3,171.3	(6,972.1)	—
Deferred tax assets	—	0.1	—	0.1	33.2	—	33.3

Total assets	$7,798.2	$10,467.4	$(8,268.2)	$9,997.4	$26,254.2	$(28,094.4)	$8,157.2

Liabilities
Current liabilities
Accounts payable and accrued liabilities	$88.5	$218.0	$—	$306.5	$176.1	$—	$482.6
Intercompany payables	184.4	643.0	(245.7)	581.7	5,245.9	(5,827.6)	—
Current income tax payable	—	19.5	—	19.5	15.6	—	35.1
Current portion of provisions	—	13.5	—	13.5	53.0	—	66.5
Current portion of unrealized fair value of derivative liabilities	—	1.1	—	1.1	—	—	1.1

	272.9	895.1	(245.7)	922.3	5,490.6	(5,827.6)	585.3

Non-current liabilities
Long-term debt	1,732.6	—	—	1,732.6	—	—	1,732.6
Provisions	9.8	367.5	—	377.3	453.2	—	830.5
Other long-term liabilities	—	67.6	—	67.6	66.4	—	134.0
Long-term intercompany payables	1,199.3	2,777.2	(1,819.9)	2,156.6	4,815.5	(6,972.1)	—
Deferred tax liabilities	—	157.4	—	157.4	98.2	—	255.6

Total liabilities	3,214.6	4,264.8	(2,065.6)	5,413.8	10,923.9	(12,799.7)	3,538.0

Equity
Common shareholders’ equity
Common share capital	$14,902.5	$1,713.3	$(1,713.3)	$14,902.5	$18,702.5	$(18,702.5)	$14,902.5
Contributed surplus	240.7	3,464.9	(3,464.9)	240.7	6,271.9	(6,271.9)	240.7
Accumulated deficit	(10,580.7)	1,038.6	(1,038.6)	(10,580.7)	(9,660.3)	9,660.3	(10,580.7)
Accumulated other comprehensive income (loss)	21.1	(14.2)	14.2	21.1	(19.4)	19.4	21.1

Total common shareholders’ equity	4,583.6	6,202.6	(6,202.6)	4,583.6	15,294.7	(15,294.7)	4,583.6

Non-controlling interest	—	—	—	—	35.6	—	35.6

Total equity	4,583.6	6,202.6	(6,202.6)	4,583.6	15,330.3	(15,294.7)	4,619.2

Total liabilities and equity	$7,798.2	$10,467.4	$(8,268.2)	$9,997.4	$26,254.2	$(28,094.4)	$8,157.2

Consolidating balance sheet as at December 31, 2016

	Guarantors
	Kinross Gold Corp.	Guarantor Subsidiaries	Guarantor Adjustments	Total Guarantors	Non- guarantors	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$126.2	$145.6	$—	$271.8	$555.2	$—	$827.0
Restricted cash	—	4.6	—	4.6	7.0	—	11.6
Accounts receivable and other assets	6.4	42.3	—	48.7	78.6	—	127.3
Intercompany receivables	541.5	1,277.3	(175.5)	1,643.3	4,384.9	(6,028.2)	—
Current income tax recoverable	—	12.0	—	12.0	99.9	—	111.9
Inventories	5.7	440.3	—	446.0	540.8	—	986.8
Unrealized fair value of derivative assets	12.6	(1.6)	—	11.0	5.1	—	16.1

	692.4	1,920.5	(175.5)	2,437.4	5,671.5	(6,028.2)	2,080.7

Non-current assets
Property, plant and equipment	26.8	2,677.2	—	2,704.0	2,213.6	—	4,917.6
Goodwill	—	158.8	—	158.8	3.9	—	162.7
Long-term investments	141.5	—	—	141.5	1.4	—	142.9
Investments in associate and joint ventures	—	5.5	—	5.5	158.1	—	163.6
Intercompany investments	3,150.2	1,699.7	(4,360.2)	489.7	11,787.5	(12,277.2)	—
Unrealized fair value of derivative assets	19.0	(14.7)	—	4.3	1.7	—	6.0
Other long-term assets	8.6	121.6	—	130.2	281.1	—	411.3
Long-term intercompany receivables	3,250.6	2,084.3	(1,758.8)	3,576.1	3,396.9	(6,973.0)	—
Deferred tax assets	—	0.7	—	0.7	93.8	—	94.5

Total assets	$7,289.1	$8,653.6	$(6,294.5)	$9,648.2	$23,609.5	$(25,278.4)	$7,979.3

Liabilities
Current liabilities
Accounts payable and accrued liabilities	$72.9	$207.0	$—	$279.9	$184.9	$—	$464.8
Intercompany payables	120.1	601.0	(175.5)	545.6	5,482.6	(6,028.2)	—
Current income tax payable	—	10.9	—	10.9	61.7	—	72.6
Current portion of provisions	—	13.2	—	13.2	80.0	—	93.2
Current portion of unrealized fair value of derivative liabilities	7.1	—	—	7.1	—	—	7.1

	200.1	832.1	(175.5)	856.7	5,809.2	(6,028.2)	637.7

Non-current liabilities
Long-term debt	1,733.2	—	—	1,733.2	—	—	1,733.2
Provisions	11.1	367.4	—	378.5	482.7	—	861.2
Other long-term liabilities	—	85.0	—	85.0	87.2	—	172.2
Long-term intercompany payables	1,199.2	2,779.0	(1,758.8)	2,219.4	4,753.6	(6,973.0)	—
Deferred tax liabilities	—	229.9	—	229.9	160.8	—	390.7

Total liabilities	3,143.6	4,293.4	(1,934.3)	5,502.7	11,293.5	(13,001.2)	3,795.0

Equity
Common shareholders’ equity
Common share capital	$14,894.2	$1,713.3	$(1,713.3)	$14,894.2	$18,053.2	$(18,053.2)	$14,894.2
Contributed surplus	238.3	2,396.0	(2,396.0)	238.3	4,402.0	(4,402.0)	238.3
Accumulated deficit	(11,026.1)	243.5	(243.5)	(11,026.1)	(10,157.4)	10,157.4	(11,026.1)
Accumulated other comprehensive income (loss)	39.1	7.4	(7.4)	39.1	(20.6)	20.6	39.1

Total common shareholders’ equity	4,145.5	4,360.2	(4,360.2)	4,145.5	12,277.2	(12,277.2)	4,145.5

Non-controlling interest	—	—	—	—	38.8	—	38.8

Total equity	4,145.5	4,360.2	(4,360.2)	4,145.5	12,316.0	(12,277.2)	4,184.3

Total liabilities and equity	$7,289.1	$8,653.6	$(6,294.5)	$9,648.2	$23,609.5	$(25,278.4)	$7,979.3

Schedule of consolidating statement of operations

Consolidating statement of operations for the year ended December 31, 2017

	Guarantors
	Kinross Gold Corp.	Guarantor Subsidiaries	Guarantor Adjustments	Total Guarantors	Non-guarantors	Eliminations	Consolidated
Revenue
Metal sales	$1,945.9	$1,781.1	$(1,771.4)	$1,955.6	$1,347.4	$—	$3,303.0

Cost of sales
Production cost of sales	1,918.8	1,019.9	(1,772.0)	1,166.7	590.7	—	1,757.4
Depreciation, depletion and amortization	4.9	404.0	0.6	409.5	409.9	—	819.4
Impairment, net of reversals	—	164.4	—	164.4	(142.9)	—	21.5
Total cost of sales	1,923.7	1,588.3	(1,771.4)	1,740.6	857.7	—	2,598.3
Gross profit	22.2	192.8	—	215.0	489.7	—	704.7
Other operating expense	3.4	30.7	—	34.1	95.5	—	129.6
Exploration and business development	21.8	22.1	—	43.9	62.1	—	106.0
General and administrative	75.1	4.7	—	79.8	52.8	—	132.6
Operating earnings (loss)	(78.1)	135.3	—	57.2	279.3	—	336.5
Other income (expense) - net	(127.9)	(22.3)	—	(150.2)	654.4	(316.1)	188.1
Equity in earnings (losses) of associate, joint ventures and intercompany investments	679.4	232.9	(392.5)	519.8	(0.6)	(520.5)	(1.3)
Finance income	50.6	27.1	(1.9)	75.8	79.5	(141.8)	13.5
Finance expense	(80.1)	(45.9)	1.9	(124.1)	(135.5)	141.8	(117.8)
Earnings (loss) before tax	443.9	327.1	(392.5)	378.5	877.1	(836.6)	419.0
Income tax recovery (expense) - net	1.5	65.4	—	66.9	(43.7)	—	23.2
Net earnings (loss)	$445.4	$392.5	$(392.5)	$445.4	$833.4	$(836.6)	$442.2
Net earnings (loss) attributable to:
Non-controlling interest	$—	$—	$—	$—	$(3.2)	$—	$(3.2)
Common shareholders	$445.4	$392.5	$(392.5)	$445.4	$836.6	$(836.6)	$445.4

Consolidating statement of operations for the year ended December 31, 2016

	Guarantors
	Kinross Gold Corp.	Guarantor Subsidiaries	Guarantor Adjustments	Total Guarantors	Non-guarantors	Eliminations	Consolidated
Revenue
Metal sales	$2,036.4	$1,699.8	$(1,653.3)	$2,082.9	$1,389.1	$—	$3,472.0

Cost of sales
Production cost of sales	1,999.1	1,075.4	(1,652.7)	1,421.8	562.0	—	1,983.8
Depreciation, depletion and amortization	8.2	365.4	(0.6)	373.0	482.0	—	855.0
Impairment, net of reversals	—	—	—	—	139.6	—	139.6

Total cost of sales	2,007.3	1,440.8	(1,653.3)	1,794.8	1,183.6	—	2,978.4

Gross profit	29.1	259.0	—	288.1	205.5	—	493.6

Other operating expense	7.5	77.3	—	84.8	124.5	—	209.3
Exploration and business development	20.9	18.5	—	39.4	54.9	—	94.3
General and administrative	93.0	4.0	—	97.0	46.7	—	143.7

Operating earnings (loss)	(92.3)	159.2	—	66.9	(20.6)	—	46.3

Other income (expense) - net	94.6	3.6	—	98.2	234.2	(309.9)	22.5
Equity in earnings (losses) of associate, joint ventures and intercompany investments	(44.4)	36.6	(172.7)	(180.5)	(0.8)	180.1	(1.2)
Finance income	25.8	16.0	(5.7)	36.1	74.2	(102.8)	7.5
Finance expense	(89.1)	(47.5)	5.7	(130.9)	(106.5)	102.8	(134.6)

Earnings (loss) before tax	(105.4)	167.9	(172.7)	(110.2)	180.5	(129.8)	(59.5)
Income tax recovery (expense) - net	1.4	4.8	—	6.2	(55.8)	—	(49.6)

Net earnings (loss)	$(104.0)	$172.7	$(172.7)	$(104.0)	$124.7	$(129.8)	$(109.1)

Net earnings (loss) attributable to:
Non-controlling interest	$—	$—	$—	$—	$(5.1)	$—	$(5.1)

Common shareholders	$(104.0)	$172.7	$(172.7)	$(104.0)	$129.8	$(129.8)	$(104.0)

Schedule of consolidating statement of comprehensive income (loss)

Consolidating statement of comprehensive income (loss) for the year ended December 31, 2017

	Guarantors
	Kinross Gold	Guarantor	Guarantor	Total	Non-
	Corp.	Subsidiaries	Adjustments	Guarantors	guarantors	Eliminations	Consolidated

Net earnings (loss)	$445.4	392.5	(392.5)	445.4	833.4	(836.6)	442.2

Other comprehensive income (loss), net of tax:
Items to be reclassified to profit or loss in subsequent periods:
Changes in fair value of investments (a)	(15.4)	—	—	(15.4)	1.8	—	(13.6)
Accumulated other comprehensive loss related to investments sold (b)	(3.1)	—	—	(3.1)	—	—	(3.1)
Changes in fair value of derivative financial instruments designated as cash flow hedges (c)	6.8	5.1	—	11.9	—	—	11.9
Accumulated other comprehensive income (loss) related to derivatives settled (d)	(2.6)	(10.6)	—	(13.2)	—	—	(13.2)
	(14.3)	(5.5)	—	(19.8)	1.8	—	(18.0)
Equity in other comprehensive income (loss) of intercompany investments	(3.7)	—	5.5	1.8	—	(1.8)	—
Total comprehensive income (loss)	$427.4	$387.0	$(387.0)	$427.4	$835.2	$(838.4)	$424.2

Attributable to non-controlling interest	$—	$—	$—	$—	$(3.2)	$—	$(3.2)
Attributable to common shareholders	$427.4	$387.0	$(387.0)	$427.4	$838.4	$(838.4)	$427.4

(a) Net of tax of	$—	$—	$—	$—	$0.3	$—	$0.3
(b) Net of tax of	$—	$—	$—	$—	$—	$—	$—
(c) Net of tax of	$2.5	$2.3	$—	$4.8	$—	$—	$4.8
(d) Net of tax of	$(1.0)	$(4.9)	$—	$(5.9)	$—	$—	$(5.9)

Consolidating statement of comprehensive income (loss) for the year ended December 31, 2016

	Guarantors
	Kinross Gold	Guarantor	Guarantor	Total	Non-
	Corp.	Subsidiaries	Adjustments	Guarantors	guarantors	Eliminations	Consolidated

Net earnings (loss)	$(104.0)	172.7	(172.7)	(104.0)	124.7	(129.8)	(109.1)

Other comprehensive income (loss), net of tax:
Items to be reclassified to profit or loss in subsequent periods:
Changes in fair value of investments (a)	49.8	—	—	49.8	1.0	—	50.8
Accumulated other comprehensive loss related to investments sold (b)	(8.5)	—	—	(8.5)	—	—	(8.5)
Changes in fair value of derivative financial instruments designated as cash flow hedges (c)	7.4	20.4	—	27.8	1.4	—	29.2
Accumulated other comprehensive income (loss) related to derivatives settled (d)	0.5	(2.7)	—	(2.2)	1.1	—	(1.1)

	49.2	17.7	—	66.9	3.5	—	70.4
Equity in other comprehensive income (loss) of intercompany investments	21.2	—	(17.7)	3.5	—	(3.5)	—

Total comprehensive income (loss)	$(33.6)	$190.4	$(190.4)	$(33.6)	$128.2	$(133.3)	$(38.7)

Attributable to non-controlling interest	$—	$—	$—	$—	$(5.1)	$—	$(5.1)

Attributable to common shareholders	$(33.6)	$190.4	$(190.4)	$(33.6)	$133.3	$(133.3)	$(33.6)

(a) Net of tax of	$—	$—	$—	$—	$—	$—	$—
(b) Net of tax of	$—	$—	$—	$—	$—	$—	$—
(c) Net of tax of	$1.3	$8.9	$—	$10.2	$0.4	$—	$10.6
(d) Net of tax of	$0.2	$(1.7)	$—	$(1.5)	$0.4	$—	$(1.1)

Schedule of consolidating statement of cash flows

Consolidating statement of cash flows for the year ended December 31, 2017

	Guarantors
	Kinross Gold	Guarantor	Guarantor	Total	Non-
	Corp.	Subsidiaries	Adjustments	Guarantors	guarantors	Eliminations	Consolidated
Net inflow (outflow) of cash related to the following activities:
Operating:
Net earnings (loss)	$445.4	$392.5	$(392.5)	$445.4	$833.4	$(836.6)	$442.2
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization	4.9	404.0	0.6	409.5	409.9	—	819.4
Loss (gain) on disposition of associate and other interests - net	5.4	—	—	5.4	(60.6)	—	(55.2)
Impairment, net of reversals	—	164.4	—	164.4	(239.9)	—	(75.5)
Equity in losses (earnings) of associate, joint ventures and intercompany investments	(679.4)	(232.9)	392.5	(519.8)	0.6	520.5	1.3
Share-based compensation expense	13.6	—	—	13.6	—	—	13.6
Finance expense	80.1	45.9	(1.9)	124.1	135.5	(141.8)	117.8
Deferred tax expense (recovery)	(1.5)	(69.3)	—	(70.8)	(5.6)	—	(76.4)
Foreign exchange losses (gains) and other	132.8	(1.3)	—	131.5	(163.4)	—	(31.9)
Reclamation expense	—	—	—	—	11.4	—	11.4
Changes in operating assets and liabilities:					—
Accounts receivable and other assets	(1.7)	3.0	—	1.3	107.3	—	108.6
Inventories	3.5	(69.1)	(0.6)	(66.2)	(20.5)	—	(86.7)
Accounts payable and accrued liabilities	(4.9)	23.0	—	18.1	(66.6)	—	(48.5)

Cash flow provided from (used in) operating activities	(1.8)	660.2	(1.9)	656.5	941.5	(457.9)	1,140.1

Income taxes paid	—	(10.9)	—	(10.9)	(177.6)	—	(188.5)

Net cash flow provided from (used in) operating activities	(1.8)	649.3	(1.9)	645.6	763.9	(457.9)	951.6

Investing:
Additions to property, plant and equipment	(5.7)	(410.8)	—	(416.5)	(481.1)	—	(897.6)
Business acquisition	—	—	—	—	—	—	—
Net additions to long-term investments and other assets	(26.2)	(24.2)	—	(50.4)	(23.4)	—	(73.8)
Net proceeds from the sale of property, plant and equipment	—	1.8	—	1.8	6.7	—	8.5
Net proceeds from disposition of associate and other interests	7.5	—	—	7.5	262.1	—	269.6
Decrease (increase) in restricted cash	—	(0.9)	—	(0.9)	0.4	—	(0.5)
Interest received and other	1.5	1.9	—	3.4	3.2	—	6.6

Net cash flow used in investing activities	(22.9)	(432.2)	—	(455.1)	(232.1)	—	(687.2)

Financing:
Issuance of common shares on exercise of options	0.8	—	—	0.8	—	—	0.8
Net proceeds from issuance of equity	—	—	—	—	—	—	—
Net proceeds from issuance of debt	494.7	—	—	494.7	—	—	494.7
Repayment of debt	(500.0)	—	—	(500.0)	—	—	(500.0)
Interest paid	(62.9)	—	—	(62.9)	—	—	(62.9)
Dividends received from (paid to) common shareholders and subsidiaries	—	—	—	—	(316.1)	316.1	—
Intercompany advances	235.1	(240.0)	1.9	(3.0)	(138.8)	141.8	—
Other	(1.6)	—	—	(1.6)	—	—	(1.6)

Net cash flow provided from (used in) financing activities	166.1	(240.0)	1.9	(72.0)	(454.9)	457.9	(69.0)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	3.4	—	3.4

Increase (decrease) in cash and cash equivalents	141.4	(22.9)	0.0	118.5	80.3	—	198.8
Cash and cash equivalents, beginning of period	126.2	145.6	—	271.8	555.2	—	827.0

Cash and cash equivalents, end of period	$267.6	$122.7	$0.0	$390.3	$635.5	$—	$1,025.8

Consolidating statement of cash flows for the year ended December 31, 2016

	Guarantors
	Kinross Gold	Guarantor	Guarantor	Total	Non-
	Corp.	Subsidiaries	Adjustments	Guarantors	guarantors	Eliminations	Consolidated
Net inflow (outflow) of cash related to the following activities:
Operating:
Net earnings (loss)	$(104.0)	$172.7	$(172.7)	$(104.0)	$124.7	$(129.8)	$(109.1)
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization	8.2	365.4	(0.6)	373.0	482.0	—	855.0
Loss (gain) on disposition of associate and other interests - net	—	—	—	—	—	—	—
Impairment, net of reversals	—	—	—	—	139.6	—	139.6
Equity in losses (earnings) of associate, joint ventures and intercompany investments	44.4	(36.6)	172.7	180.5	0.8	(180.1)	1.2
Share-based compensation expense	13.5	—	—	13.5	—	—	13.5
Finance expense	89.1	47.5	(5.7)	130.9	106.5	(102.8)	134.6
Deferred tax expense (recovery)	(1.5)	(57.5)	—	(59.0)	(90.7)	—	(149.7)
Foreign exchange losses (gains) and other	(67.3)	70.2	—	2.9	11.5	—	14.4
Reclamation expense	—	—	—	—	27.2	—	27.2
Changes in operating assets and liabilities:
Accounts receivable and other assets	(2.3)	(23.3)	—	(25.6)	4.4	—	(21.2)
Inventories	(4.1)	(22.6)	0.6	(26.1)	105.6	—	79.5
Accounts payable and accrued liabilities	0.5	112.3	—	112.8	127.1	—	239.9

Cash flow provided from (used in) operating activities	(23.5)	628.1	(5.7)	598.9	1,038.7	(412.7)	1,224.9

Income taxes paid	—	(20.5)	—	(20.5)	(105.2)	—	(125.7)

Net cash flow provided from (used in) operating activities	(23.5)	607.6	(5.7)	578.4	933.5	(412.7)	1,099.2

Investing:
Additions to property, plant and equipment	(5.5)	(291.2)	—	(296.7)	(337.1)	—	(633.8)
Business acquisition	—	(588.0)	—	(588.0)	—	—	(588.0)
Net additions to long-term investments and other assets	(8.7)	(28.5)	—	(37.2)	(22.6)	—	(59.8)
Net proceeds from the sale of property, plant and equipment	—	0.6	—	0.6	8.5	—	9.1
Net proceeds from disposition of associate and other interests	—	—	—	—	—	—	—
Decrease (increase) in restricted cash	—	(1.6)	—	(1.6)	0.5	—	(1.1)
Interest received and other	0.7	1.2	—	1.9	1.6	—	3.5

Net cash flow used in investing activities	(13.5)	(907.5)	—	(921.0)	(349.1)	—	(1,270.1)

Financing:
Issuance of common shares on exercise of options	2.8	—	—	2.8	—	—	2.8
Proceeds from issuance of equity	275.7	—	—	275.7	—	—	275.7
Proceeds from issuance of debt	175.0	—	—	175.0	—	—	175.0
Repayment of debt	(425.0)	—	—	(425.0)	—	—	(425.0)
Interest paid	(73.5)	—	—	(73.5)	—	—	(73.5)
Dividends received from (paid to) common shareholders and subsidiaries	—	—	—	—	(309.9)	309.9	—
Intercompany advances	97.7	318.5	5.7	421.9	(524.7)	102.8	—
Other	(3.3)	—	—	(3.3)	—	—	(3.3)

Net cash flow provided from (used in) financing activities	49.4	318.5	5.7	373.6	(834.6)	412.7	(48.3)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	2.3	—	2.3

Increase (decrease) in cash and cash equivalents	12.4	18.6	—	31.0	(247.9)	—	(216.9)
Cash and cash equivalents, beginning of period	113.8	127.0	—	240.8	803.1	—	1,043.9

Cash and cash equivalents, end of period	$126.2	$145.6	$—	$271.8	$555.2	$—	$827.0